CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (78.6)	$ (320.5)	$ 235.6
Change in actuarial gain / (loss) relating to pension	34.9	(19.2)	(6.6)
Change in unrealized gain / (loss) on interest rate swaps in VIE	0.2	0.0	(2.3)
Other comprehensive income / (loss), net of tax	35.1	(19.2)	(8.9)
Total comprehensive (loss)/income for the year ended	(43.5)	(339.7)	226.7
Total comprehensive income/(loss) attributable to non-controlling interests	16.4	12.4	(2.3)
Total comprehensive (loss)/income attributable to the shareholders	$ (59.9)	$ (352.1)	$ 229.0